ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
Disclosure of organization and principal activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room 2205, 22/F, West Tower, Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. The Company does not conduct any substantive operations on its own and conducts its primary business operations through its subsidiaries (collectively the “Group”). A list of the Company's subsidiaries is included in Note 18.

CHNR's principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a British Virgin Islands corporation. Mr. Li Feilie is the beneficial owner of Feishang Group. In the opinion of the directors of the Company, the ultimate parent of CHNR is Laitan Investment Limited, a British Virgin Islands corporation.

The consolidated financial statements of the Group for the year ended December 31, 2017 were authorized for issuance in accordance with a resolution of the directors on April 30, 2018.

As at December 31, 2016 and 2017, the Company and its subsidiaries had net current liabilities of CNY40.05 million and net current liabilities of CNY15.84 million (US$2.44 million), respectively, and total assets less current liabilities of positive CNY18.50 million and negative CNY15.51 million (negative US$2.38 million), respectively.